Short-Term Borrowings and Long-Term Debt - Additional Information (Detail) - JPY (¥)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Debt Instrument [Line Items]
Interest costs related to short-term borrowings and long-term debt	¥ 2,636,000,000	¥ 2,681,000,000	¥ 2,790,000,000
Unsecured Corporate Bonds
Debt Instrument [Line Items]
Redemption of unsecured corporate bonds	¥ 0	¥ 0